Employee Stock Compensation Plans (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Compensation Cost for Share-based Payment Arrangements, Allocation of Share-based Compensation Costs by Plan [Table Text Block]
As of December 31, 2018, the Company’s stock-based compensation consisted of restricted stock units, employee stock purchase plan and stock options. The Company recorded stock-based compensation expense for the years ended December 31 as follows:

In millions	2018	2017	2016
Restricted stock units	$65	$73	$61
Employee stock purchase plan	4	4	—
Stock options	4	—	—
Stock-based compensation expense	73	77	61
Tax benefit	(10)	(22)	(18)
Total stock-based compensation (net of tax)	$63	$55	$43

Schedule of Share-based Compensation, Restricted Stock and Restricted Stock Units Activity [Table Text Block]
The following table reports restricted stock unit activity during the year ended December 31, 2018:

Shares in thousands	Number of Units	Weighted Average Grant-Date Fair Value per Unit
Unvested shares as of January 1	7,158	$29.78
Shares granted	3,440	$26.25
Shares vested	(2,980)	$27.45
Shares forfeited	(1,652)	$30.58
Unvested shares as of December 31	5,966	$28.69

Stock-based compensation expense is recognized in the financial statements based upon fair value. The total fair value of units vested and distributed in the form of NCR common stock was $90 million in 2018, $87 million in 2017, and $42 million in 2016. As of December 31, 2018, there was $79 million of unrecognized compensation cost related to unvested restricted stock unit grants. The unrecognized compensation cost is expected to be recognized over a remaining weighted-average period of 1.1 years. The weighted average grant date fair value for restricted stock unit awards granted in 2017 and 2016 was $46.95 and $20.45, respectively.

The following table represents the composition of restricted stock unit grants in 2018:

Shares in thousands	Number of Units	Weighted Average Grant-Date Fair Value
Service-based units	2,168	$31.12
Performance-based units	1,272	$17.97
Total restricted stock units	3,440	$26.25

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]	During the year ended December 31, 2018, the Company granted stock options and the weighted average fair value of option grants was estimated based on the below weighted average assumptions, which was $9.80. The stock options were granted with a seven year contractual term that will vest over four years. For the years ended December 31, 2017 and 2016, the Company did not grant a significant amount of stock options.

For the year ended December 31, 2018
Dividend yield	—
Risk-free interest rate	2.50%
Expected volatility	34.88%
Expected holding period - years	3.8 years

Share-based Compensation, Stock Options, Activity [Table Text Block]
The following table summarizes the Company’s stock option activity for the year ended December 31, 2018:

Shares in thousands	Shares Under Option	Weighted Average Exercise Price per Share	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in millions)
Outstanding as of January 1	475	$16.70
Granted	2,869	$30.59
Exercised	(277)	$17.75
Forfeited or expired	(461)	$32.57
Outstanding as of December 31	2,606	$29.08	6.01	$1.56
Fully vested and expected to vest as of December 31	2,402	$30.21	6.39	$—
Exercisable as of December 31	204	$15.77	1.57	$1.56